PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jun. 29, 2018 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 242
Additional provisions recognised	74
Unused amounts reversed	(8)
Utilised during the period	(102)
Ending balance	206
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	216
Additional provisions recognised	74
Unused amounts reversed	(8)
Utilised during the period	(101)
Ending balance	181
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	26
Additional provisions recognised	0
Unused amounts reversed	0
Utilised during the period	(1)
Ending balance	€ 25